Consolidated Statement of Changes in Shareowners' Equity (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement Of Changes In Shareowners Equity [Abstract]
GECC shareowners' equity, begining balance, Jan 1	$ 82,694		$ 81,890		$ 77,110
Net earnings (loss) attributable to the Company	7,234		6,204		6,215
Dividends and other transactions with shareowners	(3,322)		(6,283)		(6,549)
Other comprehensive income attributable to Company	457		(94)		1,156
Changes in additional paid-in capital	436		977		3,958
GECC shareowners' equity, ending balance, Dec 31	87,499		82,694		81,890
Noncontrolling interests	2,899	[1]	432	[1]	707
Total equity balance at December 31	$ 90,398		$ 83,126		$ 82,597

[1]	(c) Included AOCI attributable to noncontrolling interests of $(154) million and $(139) million at December 31, 2014 and 2013, respectively.